Property and Equipment	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	March 31, 2017	December 31, 2016
Furniture, computers and equipment	$62	$385
Accumulated depreciation	(36)	(31)

	$26	354

Depreciation expense was approximately $5,000 and $19,000 for the three months ended March 31, 2017 and 2016, respectively.

In February 2017, the Company entered into an Asset Purchase Agreement for the sale of certain of the Company’s lab equipment (“Lab Equipment”) with a third party for cash consideration of $325,000. The selling price of the Lab Equipment approximated its book value at December 31, 2016.

5.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31, 2016	December 31, 2015
Machinery, computers and equipment	$385	$687
Leasehold improvements	—	18
Accumulated depreciation	(31)	(330)

	$354	$375

Depreciation expense was $159,000, $54,000 and $35,000 in 2016, 2015 and 2014, respectively.

Following the discontinuation of research and development activities and corresponding workforce reduction, the Company determined that certain property and equipment was impaired and recognized an impairment charge of $1.4 million in restructuring charges in the statement of operations for the year ended December 31, 2016 (see Note 9).